Condensed Financial Information of the Parent Company (Table) - Parent company [member]	12 Months Ended
Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Consolidated Balance Sheets
The following is the condensed financial information of the parent Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Current assets
Cash	101	4,294	658
Restricted cash	—	5,546	850
Short-term investments	—	165,381	25,346
Amounts due from subsidiaries	—	78,007	11,955

Total current assets	101	253,228	38,809

Non-current assets
Amounts due from SBCVC	18,392	—	—
Investments in subsidiaries, VIE and VIE’s subsidiaries	253,189	303,061	46,446

Total non-current assets	271,581	303,061	46,446

Total Assets	271,682	556,289	85,255

Liabilities, Mezzanine equity and Shareholders’ deficit:
Non-current liabilities:
Amounts due to subsidiaries	20,001	—	—

Total liabilities	20,001	—	—

Mezzanine equity:
Series A redeemable convertible preferred shares (US$0.0001 par value; 1,335,370 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	46,130	—	—
Series B redeemable convertible preferred shares (US$0.0001 par value; 9,500,030 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	332,251	—	—
Series C-1 redeemable convertible preferred shares (US$0.0001 par value; 5,107,720 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	193,609	—	—
Series C-2 redeemable convertible preferred shares (US$0.0001 par value; 2,377,370 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	96,569	—	—
Series D redeemable convertible preferred shares (US$0.0001 par value; 5,810,610 shares and nil authorized, issued and outstanding as of December 31, 2019 and 2020)	362,442	—	—

Total Mezzanine equity	1,031,001	—	—

Shareholders’ (deficit)/equity:
Ordinary shares (US$0.0001 par value; 475,868,900 shares authorized, 24,475,310 shares issued, and 14,972,760 shares outstanding as of December 31, 2019; 300,000,000 Class A ordinary shares authorized, 46,097,880 shares issued, and 36,595,330 shares outstanding as of December 31, 2020; 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2020; 193,703,370 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2020)	17	36	6
Additional paid-in capital	434,151	1,779,923	272,785
Accumulated deficit	(1,212,257)	(1,208,827)	(185,261)
Accumulated other comprehensive loss	(1,231)	(14,843)	(2,275)
Total shareholders’ (deficit)/equity	(779,320)	556,289	85,255

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	271,682	556,289	85,255

Condensed Statements of Comprehensive Loss
Condensed statements of comprehensive loss

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	—	—	(2,175)	(333)
General and administrative	—	(5,693)	(85,919)	(13,168)
Foreign exchange loss	—	(1,457)	(1,515)	(232)
Other income, net	—	—	35,527	5,445
Share of (loss)/gain in subsidiaries, the VIE and the VIE’ subsidiaries	(42,614)	(4,615)	57,512	8,814

(Loss)/income before income tax	(42,614)	(11,765)	3,430	526

Income tax expenses	—	—	—	—

Net (loss)/income attributable to ordinary shareholders	(42,614)	(11,765)	3,430	526

Comprehensive (loss)/income	(42,614)	(11,765)	3,430	526

Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net (loss)/income	(42,614)	(11,765)	3,430	526
Share of (loss)/gain in subsidiaries, VIE and VIE’s Subsidiaries	42,614	4,615	(57,512)	(8,814)
Share-based compensation	—	5,698	82,667	12,669
Other income, net	—	—	(35,527)	(5,445)
Provision for other receivables	—	—	648	99
Unrealized foreign exchange (gain) loss	—	—	146	23
Changes in operating assets and liabilities	—	—	1,915	293
Net cash used in operating activities	—	(1,452)	(4,233)	(649)
Net cash used in investing activities	—	—	(129,854)	(19,901)
Net cash provided by financing activities	—	—	143,972	22,065
Effect of exchange rate changes on cash	—	1,553	(146)	(22)

Net increase in cash	—	101	9,739	1,493
Cash at beginning of the year	—	—	101	15

Cash at end of the year	—	101	9,840	1,508